Fair Value Measurements - Summary of Master Trust's Investments Measured at Fair Value on A Recurring Basis (Details) - EBP 004 - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		$ 2,483,791	$ 2,281,531
Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		4,315,103	3,862,709
Cash, Cash Equivalents and Short-Term Investments | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		80,221	75,295
Common Stock of Public Service Enterprise Group Incorporated | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value	[1]	275,664	306,730
Mutual Funds | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		715,936	701,953
Collective Investment Trusts | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		2,720,750	2,324,876
Fixed Income Securities | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		208,141	181,783
Fidelity Brokerage Link | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		314,391	272,072
Level 1 | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		4,095,221	3,666,942
Level 1 | Cash, Cash Equivalents and Short-Term Investments | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		80,221	75,295
Level 1 | Common Stock of Public Service Enterprise Group Incorporated | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value	[1]	275,664	306,730
Level 1 | Mutual Funds | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		715,936	701,953
Level 1 | Collective Investment Trusts | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		2,720,750	2,324,876
Level 1 | Fixed Income Securities | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		(11)	(129)
Level 1 | Fidelity Brokerage Link | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		302,661	258,217
Level 2 | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		219,882	195,767
Level 2 | Cash, Cash Equivalents and Short-Term Investments | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		0	0
Level 2 | Common Stock of Public Service Enterprise Group Incorporated | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value	[1]	0	0
Level 2 | Mutual Funds | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		0	0
Level 2 | Collective Investment Trusts | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		0	0
Level 2 | Fixed Income Securities | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		208,152	181,912
Level 2 | Fidelity Brokerage Link | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		11,730	13,855
Level 3 | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value	[2]	0	0
Level 3 | Cash, Cash Equivalents and Short-Term Investments | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value	[2]	0	0
Level 3 | Common Stock of Public Service Enterprise Group Incorporated | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value	[1],[2]	0	0
Level 3 | Mutual Funds | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value	[2]	0	0
Level 3 | Collective Investment Trusts | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value	[2]	0	0
Level 3 | Fixed Income Securities | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value	[2]	0	0
Level 3 | Fidelity Brokerage Link | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value	[2]	$ 0	$ 0

[1]	* Permitted party-in-interest transactions.
[2]

(A) The Plan's policy is to recognize transfers of investments into or out of Level 3 as of the date of the event or change in circumstances that caused the transfer. For the year ended December 31, 2025, there were no transfers of investments into or out of Level 3. There are no Plan assets requiring the use of Level 3 inputs for the periods presented.